SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details)	6 Months Ended
Jun. 30, 2026 USD ($)
IfrsStatementLineItems [Line Items]
Beginning balance	$ 449,589
Ending balance	350,723
Leasehold improvement [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Ending balance
Machinery [member]
IfrsStatementLineItems [Line Items]
Beginning balance	240,775
Ending balance	216,493
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Beginning balance	206,479
Ending balance	131,714
Office equipment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	2,335
Ending balance	2,516
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,349,710
Charge for the period	902
Transfer
Eliminated upon disposals	(152,036)
Exchange difference	(1,353)
Ending balance	1,197,223
Gross carrying amount [member] | Leasehold improvement [member]
IfrsStatementLineItems [Line Items]
Beginning balance	24,409
Charge for the period
Transfer
Eliminated upon disposals
Exchange difference	781
Ending balance	25,190
Gross carrying amount [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Beginning balance	571,747
Charge for the period
Transfer
Eliminated upon disposals
Exchange difference	(47)
Ending balance	571,700
Gross carrying amount [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Beginning balance	718,430
Charge for the period
Transfer
Eliminated upon disposals	(152,036)
Exchange difference	(2,187)
Ending balance	564,207
Gross carrying amount [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	35,124
Charge for the period	902
Transfer
Eliminated upon disposals
Exchange difference	100
Ending balance	36,126
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(520,535)
Charge for the period	(70,156)
Eliminated upon disposals	104,766
Exchange difference	242
Ending balance	(485,683)
Accumulated depreciation and amortisation [member] | Leasehold improvement [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(24,409)
Charge for the period
Eliminated upon disposals
Exchange difference	(781)
Ending balance	(25,190)
Accumulated depreciation and amortisation [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(45,231)
Charge for the period	(24,282)
Eliminated upon disposals
Exchange difference	47
Ending balance	(69,466)
Accumulated depreciation and amortisation [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(418,106)
Charge for the period	(45,083)
Eliminated upon disposals	104,766
Exchange difference	1,006
Ending balance	(357,417)
Accumulated depreciation and amortisation [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(32,789)
Charge for the period	(791)
Eliminated upon disposals
Exchange difference	(30)
Ending balance	(33,610)
Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(379,586)
Eliminated upon disposals	18,769
Ending balance	(360,817)
Accumulated impairment [member] | Leasehold improvement [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Eliminated upon disposals
Ending balance
Accumulated impairment [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(285,741)
Eliminated upon disposals
Ending balance	(285,741)
Accumulated impairment [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(93,845)
Eliminated upon disposals	18,769
Ending balance	(75,076)
Accumulated impairment [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Eliminated upon disposals
Ending balance